Short-term Investments	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-term Investments
3. SHORT-TERM INVESTMENTS
Short-term investments consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Aggregate cost	1,493,411	766,295
Gross unrealized gain	13,574	—

Aggregate fair value	1,506,985	766,295

The Group’s short-term investments represent financial products issued by Bank of China and Silicon Valley Bank.